Expense Example - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund - Fidelity Series Canada Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13